Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

Note B: Goodwill and Other Intangible Assets

The following table shows the changes in goodwill by reportable segment and in total.

December 31	Mid- America Group	Southeast Group	West Group	Total
(add 000)	2017
Balance at beginning of period	$281,403	$50,346	$1,827,588	$2,159,337
Acquisitions	—	—	230	230
Purchase price adjustments	—	—	723	723
Balance at end of period	$281,403	$50,346	$1,828,541	$2,160,290

	2016
Balance at beginning of period	$281,403	$50,346	$1,736,486	$2,068,235
Acquisitions	—	—	91,174	91,174
Divestitures	—	—	(72)	(72)
Balance at end of period	$281,403	$50,346	$1,827,588	$2,159,337

Intangible assets subject to amortization consist of the following:

December 31	Gross Amount	Accumulated Amortization	Net Balance
(add 000)	2017
Noncompetition agreements	$6,274	$(6,144)	$130
Customer relationships	45,755	(17,351)	28,404
Operating permits	458,952	(26,436)	432,516
Use rights and other	16,946	(10,377)	6,569
Trade names	12,800	(7,947)	4,853
Total	$540,727	$(68,255)	$472,472

	2016
Noncompetition agreements	$6,274	$(6,106)	$168
Customer relationships	45,755	(13,636)	32,119
Operating permits	455,095	(19,493)	435,602
Use rights and other	16,946	(9,239)	7,707
Trade names	12,800	(5,681)	7,119
Total	$536,870	$(54,155)	$482,715

Intangible assets deemed to have an indefinite life and not being amortized consist of the following:

December 31	Building Materials Business	Magnesia Specialties	Total
(add 000)	2017
Operating permits	$6,600	$—	$6,600
Use rights	24,432	—	24,432
Trade names	280	2,565	2,845
Total	$31,312	$2,565	$33,877
	2016
Operating permits	$6,600	$—	$6,600
Use rights	19,152	—	19,152
Trade names	280	2,565	2,845
Total	$26,032	$2,565	$28,597

During 2017, the Company acquired $10,270,000 of intangibles, consisting of the following:

(add 000, except year data)	Amount	Weighted-average amortization period
Subject to amortization:
Operating permits	$4,990	40 years

Not subject to amortization:
Use Rights	5,280	N/A
Total	$10,270

Total amortization expense for intangible assets for the years ended December 31, 2017, 2016 and 2015 was $14,178,000, $13,922,000 and $13,962,000, respectively.

The estimated amortization expense for intangible assets for each of the next five years and thereafter is as follows:

(add 000)
2018	$13,070
2019	12,114
2020	12,078
2021	11,387
2022	9,805
Thereafter	414,018
Total	$472,472